Shareholder Report	12 Months Ended
Feb. 28, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Franklin California Tax-Free Income Fund
Entity Central Index Key	0000225375
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Franklin California Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FTFQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin California Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$79	0.77%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A shares of Franklin California Tax-Free Income Fund returned 4.15%. The Fund compares its performance to the  Bloomberg Municipal Bond California Exempt Index, which returned 4.98% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Selection in A rated bonds
↑	Selection in AA rated bonds
↑	Overweight to BBB rated bonds

Top detractors from performance:
↓	Underweight bonds with five years or less to maturity
↓	Overweight bonds with 20 or more years to maturity
↓	Selection in BBB rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A	4.15	1.11	2.37
Class A (with sales charge)	0.25	0.34	1.98
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Bloomberg Municipal Bond California Exempt Index	4.98	1.45	2.37

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 13,284,092,002
Holdings Count | $ / shares	1,111
Advisory Fees Paid, Amount	$ 56,929,729
Investment Company Portfolio Turnover	11.93%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$13,284,092,002
Total Number of Portfolio Holdings	1,111
Total Management Fee Paid	$56,929,729
Portfolio Turnover Rate	11.93%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[1]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin California Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FKTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin California Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A1	$62	0.61%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A1 shares of Franklin California Tax-Free Income Fund returned 4.32%. The Fund compares its performance to the  Bloomberg Municipal Bond California Exempt Index, which returned 4.98% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Selection in A rated bonds
↑	Selection in AA rated bonds
↑	Overweight to BBB rated bonds

Top detractors from performance:
↓	Underweight bonds with five years or less to maturity
↓	Overweight bonds with 20 or more years to maturity
↓	Selection in BBB rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A1	4.32	1.29	2.48
Class A1 (with sales charge)	0.36	0.51	2.09
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Bloomberg Municipal Bond California Exempt Index	4.98	1.45	2.37

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 13,284,092,002
Holdings Count | $ / shares	1,111
Advisory Fees Paid, Amount	$ 56,929,729
Investment Company Portfolio Turnover	11.93%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$13,284,092,002
Total Number of Portfolio Holdings	1,111
Total Management Fee Paid	$56,929,729
Portfolio Turnover Rate	11.93%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[2]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin California Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FRCTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin California Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$119	1.17%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class C shares of Franklin California Tax-Free Income Fund returned 3.61%. The Fund compares its performance to the  Bloomberg Municipal Bond California Exempt Index, which returned 4.98% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Selection in A rated bonds
↑	Selection in AA rated bonds
↑	Overweight to BBB rated bonds

Top detractors from performance:
↓	Underweight bonds with five years or less to maturity
↓	Overweight bonds with 20 or more years to maturity
↓	Selection in BBB rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class C	3.61	0.71	1.90
Class C (with sales charge)	2.61	0.71	1.90
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Bloomberg Municipal Bond California Exempt Index	4.98	1.45	2.37

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 13,284,092,002
Holdings Count | $ / shares	1,111
Advisory Fees Paid, Amount	$ 56,929,729
Investment Company Portfolio Turnover	11.93%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$13,284,092,002
Total Number of Portfolio Holdings	1,111
Total Management Fee Paid	$56,929,729
Portfolio Turnover Rate	11.93%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[3]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin California Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FKTQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin California Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$49	0.48%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class R6 shares of Franklin California Tax-Free Income Fund returned 4.47%. The Fund compares its performance to the  Bloomberg Municipal Bond California Exempt Index, which returned 4.98% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Selection in A rated bonds
↑	Selection in AA rated bonds
↑	Overweight to BBB rated bonds

Top detractors from performance:
↓	Underweight bonds with five years or less to maturity
↓	Overweight bonds with 20 or more years to maturity
↓	Selection in BBB rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class R6	4.47	1.40	2.57
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Bloomberg Municipal Bond California Exempt Index	4.98	1.45	2.37

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 13,284,092,002
Holdings Count | $ / shares	1,111
Advisory Fees Paid, Amount	$ 56,929,729
Investment Company Portfolio Turnover	11.93%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$13,284,092,002
Total Number of Portfolio Holdings	1,111
Total Management Fee Paid	$56,929,729
Portfolio Turnover Rate	11.93%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[4]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin California Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FCAVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin California Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$53	0.52%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Advisor Class shares of Franklin California Tax-Free Income Fund returned 4.28%. The Fund compares its performance to the  Bloomberg Municipal Bond California Exempt Index, which returned 4.98% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Selection in A rated bonds
↑	Selection in AA rated bonds
↑	Overweight to BBB rated bonds

Top detractors from performance:
↓	Underweight bonds with five years or less to maturity
↓	Overweight bonds with 20 or more years to maturity
↓	Selection in BBB rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Advisor Class	4.28	1.36	2.56
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Bloomberg Municipal Bond California Exempt Index	4.98	1.45	2.37

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 13,284,092,002
Holdings Count | $ / shares	1,111
Advisory Fees Paid, Amount	$ 56,929,729
Investment Company Portfolio Turnover	11.93%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$13,284,092,002
Total Number of Portfolio Holdings	1,111
Total Management Fee Paid	$56,929,729
Portfolio Turnover Rate	11.93%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[5]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Does not include derivatives, except purchased options, if any.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Does not include derivatives, except purchased options, if any.